Consolidated Statements of Stockholders' Equity (USD $) In Thousands	Total	LAMAR MEDIA CORP [Member]	Series AA Preferred Stock [Member]	Preferred Stock [Member] Series AA Preferred Stock [Member]	Preferred Stock [Member] Preferred Class A [Member]	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] LAMAR MEDIA CORP [Member]	Accumulated Comprehensive Income [Member]	Accumulated Comprehensive Income [Member] LAMAR MEDIA CORP [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] LAMAR MEDIA CORP [Member]
Beginning Balance at Dec. 31, 2010	$ 808,938	$ 758,904				$ 94	$ 15	$ (885,037)	$ 2,389,125	$ 2,562,765	$ 6,110	$ 6,110	$ (701,369)	$ (1,809,971)
Non-cash compensation	11,650								11,650
Contribution from parent		16,553								16,553
Exercise of stock options	1,998					1			1,997
Issuance of shares of common stock through employee purchase plan	3,459								3,459
Tax shortfall related to options exercised	(552)								(552)
Purchase of treasury stock	(3,481)							(3,481)
Foreign currency translation	(784)	(784)									(784)	(784)
Net income (loss)	6,858	6,920											6,858	6,920
Dividends	(365)												(365)
Dividend to parent		(3,481)												(3,481)
Ending Balance at Dec. 31, 2011	827,721	778,112				95	15	(888,518)	2,405,679	2,579,318	5,326	5,326	(694,876)	(1,806,532)
Net income (loss)		(25,127)
Ending Balance at Mar. 31, 2012
Beginning Balance at Dec. 31, 2011	827,721	778,112				95	15	(888,518)	2,405,679	2,579,318	5,326	5,326	(694,876)	(1,806,532)
Non-cash compensation	14,466								14,466
Contribution from parent		26,839								26,839
Exercise of stock options	10,356					1			10,355
Issuance of shares of common stock through employee purchase plan	3,499								3,499
Tax shortfall related to options exercised	(1,481)								(1,481)
Purchase of treasury stock	(1,113)							(1,113)
Foreign currency translation	652	652									652	652
Net income (loss)	7,890	8,115											7,890	8,115
Dividends	(365)												(365)
Dividend to parent		(1,113)												(1,113)
Ending Balance at Dec. 31, 2012	861,625	812,605				96	15	(889,631)	2,432,518	2,606,157	5,978	5,978	(687,351)	(1,799,530)
Beginning Balance at Sep. 30, 2012
Net income (loss)		7,986
Ending Balance at Dec. 31, 2012		812,605					15
Net income (loss)		(10,212)
Ending Balance at Mar. 31, 2013
Beginning Balance at Dec. 31, 2012	861,625	812,605					15
Net income (loss)	12,859	12,966
Dividends	(182)
Ending Balance at Jun. 30, 2013
Beginning Balance at Dec. 31, 2012	861,625	812,605				96	15	(889,631)	2,432,518	2,606,157	5,978	5,978	(687,351)	(1,799,530)
Non-cash compensation	18,179								18,179
Contribution from parent		37,858								37,858
Exercise of stock options	16,993					1			16,992
Issuance of shares of common stock through employee purchase plan	3,900								3,900
Tax shortfall related to options exercised	(1,214)								(1,214)
Purchase of treasury stock	(4,200)							(4,200)
Foreign currency translation	(2,111)	(2,111)									(2,111)	(2,111)
Net income (loss)	40,139	40,338											40,139	40,338
Dividends	(365)												(365)
Dividend to parent		(4,200)												(4,200)
Ending Balance at Dec. 31, 2013	932,946	884,490				97	15	(893,831)	2,470,375	2,644,015	3,867	3,867	(647,577)	(1,763,392)
Beginning Balance at Sep. 30, 2013
Net income (loss)		10,228
Ending Balance at Dec. 31, 2013	932,946	884,490					15
Net income (loss)	10,585	10,702
Dividends	(182)		(182)
Ending Balance at Jun. 30, 2014	885,655	837,497
Beginning Balance at Mar. 31, 2014
Net income (loss)	15,422	15,480
Dividends	(91)
Ending Balance at Jun. 30, 2014	$ 885,655	$ 837,497